Effects of changes in currency exchange rate (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Effects of changes in foreign exchange rate [Abstract]
Disclosure of components of current assets in foreign exchange [Text Block]
Current assets are denominated in the following currencies:

CURRENT ASSETS	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Current assets
Cash and cash equivalents	265,568,125	396,389,016
CLP	174,214,608	335,361,795
USD	32,325,725	22,294,738
Euros	2,495,431	862,011
ARS	50,866,859	30,254,883
UYU	1,498,157	1,213,256
PYG	1,264,251	2,534,290
BOB	424,388	3,420,655
Other currencies	2,478,706	447,388
Other financial assets	23,851,496	12,212,588
CLP	4,951,009	960,780
UF	-	4,661,049
USD	12,617,110	6,433,101
Euros	1,413,219	8,177
PYG	4,676,545	-
Other currencies	193,613	149,481
Other non-financial assets	29,330,418	15,278,558
CLP	18,165,719	9,591,141
UF	865,893	493,523
USD	2,007,542	448,432
Euros	250,923	110,319
ARS	7,767,165	4,407,254
UYU	62,771	42,866
PYG	91,262	67,345
BOB	119,143	117,678
Trade and other current receivables	372,995,729	275,387,923
CLP	237,176,084	183,196,543
UF	2,133,884	554,071
USD	38,729,972	29,115,797
Euros	10,590,738	8,750,745
ARS	67,465,436	38,907,043
UYU	5,243,169	4,374,350
PYG	7,912,325	6,512,786
BOB	1,527,637	1,464,727
Other currencies	2,216,484	2,511,861
Accounts receivable from related parties	5,307,264	5,313,079
CLP	5,048,047	5,258,032
UF	36,710	37,013
Euros	222,226	17,977
PYG	281	57
Inventories	353,427,061	231,843,261
CLP	275,580,687	189,861,432
ARS	61,172,359	29,760,021
UYU	3,001,911	2,001,668
PYG	10,178,822	8,112,761
BOB	3,493,282	2,107,379
Biological assets	12,546,705	10,595,029
CLP	10,664,235	9,643,482
ARS	1,882,470	951,547
Current tax assets	26,062,856	10,865,347
CLP	24,527,676	3,700,444
ARS	1,265,406	6,979,388
UYU	269,774	185,515
Non-current assets of disposal groups classified as held for sale	2,282,720	2,121,327
CLP	1,770,547	1,770,547
ARS	512,173	350,780
Total current assets	1,091,372,374	960,006,128

CLP	752,098,612	739,344,196
UF	3,036,487	5,745,656
USD	85,680,349	58,292,068
Euros	14,972,537	9,749,229
ARS	190,931,868	111,610,916
UYU	10,075,782	7,817,655
PYG	24,123,486	17,227,239
BOB	5,564,450	7,110,439
Other currencies	4,888,803	3,108,730
Total current assets by currencies	1,091,372,374	960,006,128

Disclosure of components of non-current assets in foreign exchange [Text Block]
Non-Current assets are denominated in the following currencies:

NON-CURRENT ASSETS	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Non-current assets
Other financial assets	31,252,095	11,953,435
UF	31,252,095	11,953,435
Trade and other non-current receivables	3,801,244	1,860,635
CLP	278,507	-
UF	1,892,587	639,640
ARS	1,485,900	993,802
PYG	144,250	227,193
Other non-financial assets	8,266,355	8,479,668
CLP	4,598,606	2,916,124
USD	208,483	838,254
ARS	3,443,466	4,712,630
PYG	15,800	12,660
Accounts receivable from related parties	104,197	132,555
CLP	42,506	42,506
UF	61,691	90,049
Investments accounted for using the equity method	138,114,480	131,106,785
CLP	11,940,978	10,824,590
USD	125,845,783	120,041,775
ARS	327,719	240,420
Intangible assets other than goodwill	151,943,693	128,257,441
CLP	83,780,136	80,430,571
ARS	53,325,198	36,724,372
UYU	4,270,840	2,119,218
PYG	3,873,161	3,322,821
BOB	6,694,358	5,660,459
Goodwill	131,172,835	117,190,763
CLP	77,023,977	77,017,290
ARS	34,781,464	23,820,652
UYU	4,066,703	3,424,422
PYG	5,491,823	4,672,572
BOB	9,808,868	8,255,827
Property, plant and equipment (net)	1,222,261,454	1,082,515,880
CLP	900,582,971	871,169,200
ARS	262,731,306	158,647,878
UYU	12,260,718	12,596,500
PYG	21,570,803	18,764,340
BOB	25,115,656	21,337,962
Investment property	9,551,614	7,705,942
CLP	3,478,999	3,507,254
ARS	6,072,615	4,198,688
Right of use assets	28,335,983	25,079,352
CLP	16,147,875	15,932,177
UF	7,158,877	6,824,028
ARS	4,722,012	2,276,788
UYU	307,219	46,359
Deferred tax assets	30,571,219	51,044,712
CLP	29,421,681	44,640,178
USD	693,404	3,313,751
ARS	87,385	2,770,395
UYU	368,749	280,994
PYG	-	39,394
Current tax assets non-current	3,094	3,236
ARS	3,094	3,236
Total non-current assets	1,755,378,263	1,565,330,404

CLP	1,127,296,236	1,106,479,890
UF	40,365,250	19,507,152
USD	126,747,670	124,193,780
ARS	366,980,159	234,388,861
UYU	21,274,229	18,467,493
PYG	31,095,837	27,038,980
BOB	41,618,882	35,254,248
Total non-current assets by currencies	1,755,378,263	1,565,330,404

F-137

Disclosure of components of current liabilities in foreign exchange [Text Block]
Current liabilities are denominated in the following currencie
s
:

CURRENT LIABILITIES	As of December 31, 2021		As of December 31, 2020
	Until 90 days	More the 91 days until 1 year	Until 90 days	More the 91 days until 1 year
	ThCh$	ThCh$	ThCh$	ThCh$
Current liabilities
Other financial liabilities	5,638,793	95,787,566	10,238,905	58,890,569
CLP	1,144,868	76,242,185	1,288,200	35,992,994
UF	1,823,953	6,278,069	4,393,473	3,302,978
USD	268,328	12,785,711	4,121,865	19,086,139
Euros	53,421	65,288	125,723	508,458
ARS	2,128,801	-	966	-
UI	-	-	202,988	-
BOB	129,253	416,277	105,690	-
Other currencies	90,169	36	-	-
Current lease liabilities	1,646,160	4,506,201	1,373,828	3,560,811
CLP	252,247	413,615	197,593	561,775
UF	799,267	2,329,117	657,841	1,906,190
USD	495,349	1,486,045	414,733	906,778
Euros	29,985	89,956	26,518	79,554
ARS	42,018	116,631	58,040	77,662
UYU	27,294	70,837	10,143	16,905
UI	-	-	8,960	11,947
Trade and other current payables	512,732,980	2,789,749	322,200,664	2,320,413
CLP	346,709,386	2,318,545	199,708,893	572,513
USD	37,817,444	114,479	37,249,860	391,246
Euros	10,139,173	303,037	8,137,207	1,346,741
ARS	109,041,520	-	68,666,133	-
UYU	3,207,481	-	2,341,105	-
PYG	1,703,480	53,688	1,803,818	9,913
BOB	4,114,496	-	3,714,996	-
Other currencies	-	-	578,652	-
Accounts payable to related parties	26,208,319	-	18,432,354	-
CLP	6,065,029	-	5,489,625	-
USD	6,532,375	-	3,775,961	-
Euros	13,444,014	-	9,060,286	-
PYG	2,836	-	1,117	-
BOB	12,194	-	11,658	-
Other currencies	151,871	-	93,707	-
Other current provisions	450,784	2,094,189	151,167	2,833,351
CLP	340,100	2,094,189	51,700	2,833,351
ARS	110,684	-	99,467	-
Current tax liabilities	24,966,542	10,100,249	8,459,815	12,791,407
CLP	11,625,210	10,100,249	7,806,353	12,791,407
ARS	12,805,154	-	454,281	-
UYU	270,980	-	199,181	-
PYG	265,198	-	-	-
Provisions for employee benefits	46,514,137	4,162,964	38,062,162	1,838,426
CLP	31,845,397	4,162,964	29,568,649	1,838,426
ARS	13,285,500	-	7,414,207	-
UYU	561,556	-	428,282	-
PYG	460,306	-	287,087	-
BOB	361,378	-	363,937	-
Other non-financial liabilities	6,866	43,509,764	1,268,039	39,102,175
CLP	-	43,509,764	-	39,102,175
USD	6,866	-	1,268,039	-
Total current liabilities	618,164,581	162,950,682	400,186,934	121,337,152

CLP	397,982,237	138,841,511	244,111,013	93,692,641
UF	2,623,220	8,607,186	5,051,314	5,209,168
USD	45,120,362	14,386,235	46,830,458	20,384,163
Euros	23,666,593	458,281	17,349,734	1,934,753
ARS	137,413,677	116,631	76,693,094	77,662
UYU	4,067,311	70,837	2,978,711	16,905
PYG	2,431,820	53,688	2,092,022	9,913
UI	-	-	211,948	11,947
BOB	4,617,321	416,277	4,196,281	-
Other currencies	242,040	36	672,359	-
Total current liabilities by currency	618,164,581	162,950,682	400,186,934	121,337,152

Disclosure of components of non-current liabilities in foreign exchange [Text Block]
Non-Current liabilities are denominated in the following currencies:

NON-CURRENT LIABILITIES	As of December 31, 2021			As of December 31, 2020
	More than 1 year until 3 years	More than 3 year until 5 years	Over 5 years	More than 1 year until 3 years	More than 3 year until 5 years	Over 5 years
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Non-current liabilities
Other financial liabilities	114,736,586	118,509,715	225,023,542	86,716,112	111,323,413	214,837,331
CLP	97,171,626	4,637,940	-	60,275,676	6,282,208	-
UF	12,533,802	105,188,583	222,179,075	11,820,381	98,892,057	214,070,902
USD	747,267	2,201,157	-	9,945,156	-	-
Euros	136,383	952,026	-	-	-	-
BOB	4,147,508	5,530,009	2,844,467	4,674,899	6,149,148	766,429
Non-current lease liabilities	8,224,925	2,535,945	18,248,153	5,960,765	3,404,844	17,834,663
CLP	277,646	-	-	502,314	43,817	26,094
UF	4,531,720	2,045,709	16,786,392	3,530,082	2,547,674	16,435,858
USD	2,993,102	447,091	1,461,761	1,696,081	803,996	1,372,711
Euros	59,971	-	-	167,947	-	-
ARS	217,856	-	-	64,341	9,357	-
UYU	144,630	43,145	-	-	-	-
Trade and other non-current payables	19,333	10,124	-	3,256	-	16,619
CLP	19,333	-	-	-	-	16,619
UF	-	10,124	-	-	-	-
BOB	-	-	-	3,256	-	-
Other non- current provisions	133,291	207,794	109,994	143,796	205,432	139,237
CLP	-	-	-	1,860	-	-
ARS	-	207,794	109,994	26,111	205,432	139,237
UYU	133,291	-	-	115,825	-	-
Deferred tax liabilities	34,182,696	13,619,993	70,282,982	31,305,203	13,876,236	73,548,507
CLP	28,097,076	9,562,912	45,514,148	26,469,287	10,652,292	52,725,728
ARS	6,077,525	4,051,684	21,810,152	4,829,140	3,219,427	17,184,741
UYU	-	-	777,325	-	-	705,186
PYG	8,095	5,397	486,768	6,776	4,517	407,465
BOB	-	-	1,694,589	-	-	2,525,387
Provisions employee benefits	8,888	-	34,266,109	2,686,252	-	32,992,105
CLP	-	-	32,099,446	-	-	30,367,434
ARS	-	-	2,166,663	1,421,900	-	2,624,671
PYG	-	-	-	368,744	-	-
BOB	8,888	-	-	895,608	-	-
Total non-current liabilities	157,305,719	134,883,571	347,930,780	126,815,384	128,809,925	339,368,462

CLP	125,565,681	14,200,852	77,613,594	87,249,137	16,978,317	83,135,875
UF	17,065,522	107,244,416	238,965,467	15,350,463	101,439,731	230,506,760
USD	3,740,369	2,648,248	1,461,761	11,641,237	803,996	1,372,711
Euros	196,354	952,026	-	167,947	-	-
ARS	6,295,381	4,259,478	24,086,809	6,341,492	3,434,216	19,948,649
UYU	277,921	43,145	777,325	115,825	-	705,186
PYG	8,095	5,397	486,768	375,520	4,517	407,465
BOB	4,156,396	5,530,009	4,539,056	5,573,763	6,149,148	3,291,816
Total non-current liabilities by currency	157,305,719	134,883,571	347,930,780	126,815,384	128,809,925	339,368,462

F-139